Certain risks and concentration - Summary of Changes in Level 3 Financial Liabilities for Convertible Notes and Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement
Balance at the beginning of year			$ 49,008
New issuance of convertible notes			19,184
Issuance of convertible notes upon exercise of call option			11,466
Conversion of convertible notes			(68,895)
Redemption of convertible notes			(15,196)
Fair value changes			(11,466)
Balance at the beginning of year	$ 4,507
Transfer to accrued liabilities	(4,507)
Balance at the end of year	0	$ 4,507
Level 3
Fair value measurement
Balance at the beginning of year	2,550
Balance at the end of year	3,000	2,550
Balance at the beginning of year	$ 4,507	7,755
Fair value changes		418
Settlement of contingent consideration		(3,666)
Balance at the end of year		$ 4,507	$ 7,755